1. Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Note 1. Significant Accounting Policies

Note 1.  Significant Accounting Policies

The accounting policies of Community Bancorp. and Subsidiary ("Company") are in conformity,in all material respects,with accounting principles generally accepted in the United States of America (“US GAAP”) and general practices within the banking industry. The following is a description of the Company’s significant accounting policies.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of Community Bancorp. and its wholly-owned subsidiary, Community National Bank ("Bank"). All significant intercompany accounts and transactions have been eliminated.The Company is considered a “smaller reporting company” under applicable disclosure rules of the Securities and Exchange Commission and accordingly, has elected to provide its audited statements of income, comprehensive income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810,“Consolidation”, in part, addresses limited purpose trusts formed to issue trust preferred securities.It also establishes the criteria used to identify variable interest entities (“VIE”) and to determine whether or not to consolidate a VIE.In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE. In 2007, the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company.The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes.CMTV Statutory Trust I is considered an affiliate of the Company (see Note 10).

In December 2011, the Company formed a limited liability company (“LLC”) to facilitate its purchase of federal New Markets Tax Credits (“NMTC”) under an investment structure designed by a local community development entity. Management has evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and has concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company is not the primary beneficiary of the NMTC structure, does not exercise control within the overall structure and is not obligated to absorb a majority of any losses of the NMTC structure (see Note 7).

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and business customers through its branches, ATMs and telephone and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area. The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities and repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where its banking offices are located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont. In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions involve inherent uncertainties. Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of OREO. In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties. While the allowance for loan losses and the carrying value of OREO are determined using management's best estimate of probable loan and OREO losses, respectively, as of the balance sheet date, the ultimate collectibility of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in a number of factors, especially local real estate market conditions. The amount of the change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowance or writedowns of OREO may be necessary based on changes in local economic conditions or other relevant factors. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for losses on loans and the carrying value of OREO. Such agencies may require the Company to recognize additions to the allowance or writedowns of OREO based on their judgment about information available to them at the time of their examination.

Mortgage servicing rights associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in other assets in the consolidated balance sheets. Mortgage servicing rights are amortized against non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans. The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans for third parties. The carrying value of the mortgage servicing rights is periodically reviewed for impairment based on a determination of estimated fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down. Critical accounting policies for mortgage servicing rights relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of mortgage servicing rights requires the development and use of a number of estimates, including anticipated principal amortization and prepayments. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans. Management uses a third party consultant to assist in analyzing the fair value of the Company’s mortgage servicing rights.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to various factors, including the length of time and the extent to which the fair value has been less than cost; the nature of the issuer and its financial condition and near-term prospects; and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The evaluation of these factors is a subjective process and involves estimates and assumptions about matters that are inherently uncertain. Should actual factors and conditions differ materially from those used by management, the actual realization of gains or losses on investment securities could differ materially from the amounts recorded in the financial statements.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances. Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting. Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair market value of the net assets recorded as goodwill and evaluated annually for impairment. The determination of the fair value of the acquired LyndonBank assets and liabilities requires the use of numerous assumptions, including discount rates, changes in which could significantly affect fair values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as held-to-maturity are classified as available-for-sale. Investments classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the shareholders’ equity section of the consolidated balance sheets and in the statements of changes in shareholders’ equity. Investment securities transactions are accounted for on a trade date basis. The specific identification method is used to determine realized gains and losses on sales of securities available-for-sale. Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date. The Company does not hold any securities purchased for the purpose of selling in the near term and classified as trading.

Declines in the fair value of individual equity securities that are deemed to be other than temporary are reflected in earnings when identified. For individual debt securities where the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the other-than-temporary decline in the fair value of the debt security related to (1) credit loss is recognized in earnings and (2) other factors is recognized in other comprehensive income or loss. Credit loss is deemed to exist if the present value of expected future cash flows using the interest rates at acquisition is less than the amortized cost basis of the debt security. For individual debt securities where the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the security’s cost basis and its fair value at the balance sheet date.

Other investments

In December 2011, the Company made an equity investment in a NMTC financing structure (see Note 7). The Company’s investment in the NMTC is amortized using the effective yield method.

From time to time the Company acquires partnership interests in limited partnerships for low income housing projects. The investments in limited partnerships are amortized using the effective yield method.

The Company has a one-third ownership interest in Community Financial Services Group, LLC (“CFSG”), a non-depository trust company(see Note 7). The Company's investment in CFSG is accounted for under the equity method of accounting.

Restricted equity securities

Restricted equity securities comprise Federal Reserve Bank stock and Federal Home Loan Bank stock. These securities are carried at cost. As a member of the Federal Reserve Bank of Boston (“FRBB”), the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the Federal Home Loan Bank of Boston (“FHLBB”), the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity based requirement. The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions.Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance, adjusted for any charge-offs, the allowance for loan losses, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances. For all loan segments, the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful. Any unpaid interest previously accrued on those loans is reversed from income. Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is considered by management to be remote. Interest payments received on impaired loans are generally applied as a reduction of the loan principal balance. Loans are returned to accrual status when principal and interest payments are brought current and the customer has demonstrated the intent and ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful. Past due status is determined on a contractual basis.

Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount is amortized as an adjustment of the related loan's yield. The Company generally amortizes these amounts over the contractual life of the loans.

Loan premiums and discounts on loans acquired in the merger with LyndonBank are amortized as an adjustment to yield over the life of the loans.

Allowance for loan losses

The allowance for loan losses is established through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is probable. Subsequent recoveries, if any, are credited to the allowance.

Unsecured loans, primarily consumer loans, are charged off when they become uncollectible and no later than 120 days past due. Unsecured loans to customers who subsequently file bankruptcy are charged off within 30 days of receipt of the notification of filing or by the end of the month in which the loans become 120 days past due, whichever occurs first. For secured loans, both residential and commercial, the potential loss on impaired loans is carried as a loan loss reserve specific allocation; the loss portion is charged off when collection of the full loan appears unlikely. The unsecured portion of a real estate loan is that portion of the loan exceeding the "fair value" of the collateral, less the estimated cost to sell. Value of the collateral is determined in accordance with the Company’s appraisal policy. The unsecured portion of an impaired real estate secured loan is charged off by the end of the month in which the loan becomes 180 days past due.

As described below, the allowance consists of general, specific and unallocated components. However, the entire allowance is available to absorb losses in the loan portfolio, regardless of specific, general and unallocated components considered in determining the amount of the allowance.

General component

The general component of the allowance for loan losses is based on historical loss experience, adjusted for qualitative factors and stratified by the following loan segments: commercial and industrial, commercial real estate, residential real estate first (“1st”) lien, residential real estate junior (“Jr”) lien and consumer loans. The Company does not disaggregate its portfolio segments further into classes. Loss ratios are calculated by loan segment for one year, two year and five year look back periods. The highest loss ratio among these look-back periods is then applied against the respective segment. Management uses an average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of commercial real estate loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available.

The qualitative factors are determined based on the various risk characteristics of each loan segment. The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments. Major risk characteristics relevant to each portfolio segment are as follows:

Commercial & Industrial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact the credit quality in this segment.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied commercial real estate. A relatively small portion of this segment includes farm loans secured by farm land and buildings. As with commercial and industrial loans, repayment of owner-occupied commercial real estate loans is expected from the cash flows of the business and the segment would be impacted by the same risk factors as commercial and industrial loans. The non-owner occupied commercial real estate portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. Commercial real estate loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. Commercial real estate lending also carries a higher degree of environmental risk than other real estate lending.

Residential Real Estate - 1st Lien – All loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr Lien – All loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes. This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured. This segment also includes overdrafts, which are extensions of credit made to both individuals and businesses to cover temporary shortages in their deposit accounts and are generally unsecured. The Company maintains policies restricting the size and term of these extensions of credit. The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

The specific component of the allowance for loan losses relates to loans that are impaired. Impaired loans are loan(s) to a borrower that in the aggregate are greater than $100,000 and that are in non-accrual status or are troubled debt restructurings (“TDR”) regardless of amount. A specific allowance is established for an impaired loan when its estimated impaired basis is less than the carrying value of the loan. For all loan segments, except consumer loans, a loan is considered impaired when, based on current information and events, in management’s estimation it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant or temporary payment delays and payment shortfalls generally are not classified as impaired. Management evaluates the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and frequency of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis, by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Impaired loans also include troubled loans that are restructured. A TDR occurs when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that would otherwise not be granted. TDRs may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan’s terms, or a combination of the two.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment evaluation, unless such loans are subject to a restructuring agreement.

Unallocated component

An unallocated component of the allowance for loan losses is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component reflects management’s estimate of the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income. Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer. Such properties are carried at fair value, which is the market value less estimated cost of disposition, i.e. sales commissions and costs associated with the sale. Fair value is determined, as appropriate, either by obtaining a current appraisal or evaluation prepared by an independent, qualified appraiser, by obtaining a broker’s market value analysis, and finally, if the Company has limited exposure and limited risk of loss, by the opinion of management as supported by an inspection of the property and its most recent tax valuation. Under recent and current market conditions, and periods of declining market values, the Company will generally obtain a new appraisal or evaluation.Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the allowance for loan losses. After acquisition through or in lieu of foreclosure, these assets are carried at their new cost basis. Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred. Appraisals by an independent, qualified appraiser are performed periodically on properties that management deems significant, or evaluations may be performed by management or a qualified third party on properties in the portfolio that are deemed less significant or less vulnerable to market conditions. Subsequent write-downs are recorded as a charge to other expense. Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the 2007 acquisition of LyndonBank, as well as a core deposit intangible related to the deposits acquired from LyndonBank (see Note 6). The core deposit intangible is amortized on an accelerated basis over 10 years to approximate the pattern of economic benefit to the Company. The Company evaluates the valuation and amortization of the core deposit intangible asset if events occur that could result in possible impairment. Goodwill is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled. Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the realizability of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans. Capitalized servicing rights are reported in other assets and initially recorded at fair value, and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and is recorded as amortization of other assets, to the extent that estimated fair value is less than the capitalized amount at the valuation date.Subsequent improvement, if any, in the estimated fair value of impaired mortgage servicing rights is reflected in a positive valuation adjustment and is recognized in other income up to (but not in excess of) the amount of the prior impairment.

Pension costs

Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.

Advertising costs

The Company expenses advertising costs as incurred.

Comprehensive income

Accounting principles generally require recognized revenue, expenses, gains and losses to be included in net income. Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the balance sheet (accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income.

Preferred stock

The Company has outstanding 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and with a liquidation preference of $100,000 per share, issued in December 2007. Under the terms of the preferred stock, the Company pays non-cumulative cash dividends quarterly, when, as and if declared by the Board of Directors. Dividends were payable at a fixed rate of 7.50% per annum for the first five years, and beginning in December 2012, are now at a variable dividend rate equal to the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period. The first dividend using the variable rate calculation was payable on March 31, 2013 with a variable rate of 3.25% and that rate remained unchanged throughout 2013 and 2014.

Earnings per common share

Earnings per common share amounts are computed based on the weighted average number of shares of common stock issued during the period, including Dividend Reinvestment Plan (“DRIP”) shares issuable upon reinvestment of dividends (retroactively adjusted for any stock dividends declared) and reduced for shares held in treasury.

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

Years Ended December 31,	2014	2013

Net income, as reported	$5,124,908	$5,086,655
Less: dividends to preferred shareholders	81,250	81,250
Net income available to common shareholders	$5,043,658	$5,005,405
Weighted average number of common shares
used in calculating earnings per share	4,897,281	4,838,185
Earnings per common share	$1.03	$1.03

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, and risk-sharing commitments on residential mortgage loans sold through the FHLBB’s Mortgage Partnership Finance (“MPF”) program. Such financial instruments are recorded in the consolidated financial statements when they are funded.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Reclassification

Certain amounts in the 2013 financial statements have been reclassified to conform to the current year presentation.

Impact of recently issued accounting standards

In January 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-01, Accounting for Investments in Qualified Affordable Housing Projects. The amendments in this ASU permit institutions to make accounting policy elections to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). For those investments in qualified affordable housing projects not accounted for using the proportional amortization method, the ASU requires the investment to be accounted for as an equity method investment or a cost method investment. The amendments in this ASU should be applied retrospectively to all periods presented. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. The amendments in this ASU are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. Early adoption is permitted. Management has reviewed the ASU and does not believe that it will have a material effect on the Company’s consolidated financial statements.

In January 2014, the FASB issued ASU No. 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Sub Topic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The amendments in this ASU clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The amendments in this Update are effective for annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014. Management has reviewed the ASU and does not believe that it will have a material impact on the Company's consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. The ASU was issued to clarify the principles for recognizing revenue and to develop a common revenue standard. The ASU is effective for annual reporting periods, and interim periods within those annual periods, beginning after December 15, 2016. The Company is currently evaluating the potential impact of the ASU on its consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU was issued to respond to concerns about current accounting and disclosures for repurchase agreements and similar transactions. The concern was that under current accounting guidance there is an unnecessary distinction between the accounting for different types of repurchase agreements. Under current guidance, repurchase-to-maturity transactions are accounted for as sales with forward agreements, whereas repurchase agreements that settle before the maturity of the transferred financial asset are accounted for as secured borrowings. The ASU amendments require new disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secure borrowings. The ASU is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. Management has reviewed the ASU and does not believe it will have a material impact on the Company's consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-14, Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40): Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure. The ASU was issued to provide specific guidance on how to classify or measure foreclosed mortgage loans that are government guaranteed. The ASU is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The ASU is not expected to have a material effect on the Company's consolidated financial statements.